Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of notes and other explanatory information [Abstract]
Schedule of derivative financial instruments
The following table summarizes the company’s derivative financial instruments:

	December 31, 2020				December 31, 2019
	Notional amount	Cost	Fair value		Notional amount	Cost	Fair value
			Assets	Liabilities			Assets	Liabilities
Equity contracts:
Equity total return swaps – short positions	—	—	—	—	369.8	—	—	84.6
Equity total return swaps – long positions	1,788.3	—	144.3	18.0	406.3	—	11.1	3.0
Equity warrants and options(1)	626.9	102.4	133.2	0.4	528.1	114.8	200.3	—
CPI-linked derivative contracts	74,906.0	347.5	2.8	—	99,804.7	614.9	6.7	—
U.S. treasury bond forward contracts	330.8	—	3.1	—	846.5	—	3.9	1.7
Foreign currency forward and swap contracts(2)	—	—	66.4	136.0	—	1.8	55.3	114.5
Foreign currency options	—	53.7	5.8	—	—	102.7	8.2	—
Other derivative contracts	—	25.6	27.1	35.0	—	3.4	2.5	2.1
Total			382.7	189.4			288.0	205.9
(1)    Includes the company's investment in Atlas (formerly Seaspan) $8.05 warrants with a fair value at December 31, 2020 of $110.5 (December 31, 2019 - $164.8). See note 6.
(2)    Includes AGT's foreign currency forward and swap liabilities with a fair value at December 31, 2020 of $46.2 (December 31, 2019 - $53.3).

Disclosure of detailed information about financial instruments	The CPI-linked derivative contracts are summarized as follows:

	December 31, 2020
	Floor rate(1)	Average life in years	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(3)	Fair value	Fair value in bps(3)	Unrealized gain (loss)
Underlying CPI index			Contract currency	U.S. dollars
United States	0.0%	2.6	32,175.0	32,175.0	232.09	260.47	121.0	37.6	0.9	0.3	(120.1)
United States	0.5%	3.8	12,600.0	12,600.0	238.30	260.47	39.8	31.6	1.1	0.9	(38.7)
European Union	0.0%	2.4	19,800.0	24,226.4	98.96	104.70	155.6	64.2	0.6	0.2	(155.0)
United Kingdom	0.0%	2.4	1,500.0	2,050.4	249.23	295.40	10.4	50.7	—	—	(10.4)
France	0.0%	2.1	3,150.0	3,854.2	99.27	104.09	20.7	53.7	0.2	0.5	(20.5)
		2.7		74,906.0			347.5		2.8		(344.7)

	December 31, 2019
	Floor rate(1)	Average life in years	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(3)	Fair value(2)	Fair value in bps(3)	Unrealized gain (loss)
Underlying CPI index			Contract currency(2)	U.S. dollars(2)
United States	0.0%	2.7	44,775.0	44,775.0	231.35	256.97	277.5	62.0	1.6	0.4	(275.9)
United States	0.5%	4.8	12,600.0	12,600.0	238.30	256.97	39.7	31.5	4.4	3.5	(35.3)
European Union	0.0%	2.2	32,525.0	36,509.3	96.57	105.13	263.6	72.2	0.6	0.2	(263.0)
United Kingdom	0.0%	2.9	1,800.0	2,384.5	243.79	291.90	13.4	56.2	—	—	(13.4)
France	0.0%	3.1	3,150.0	3,535.9	99.27	104.39	20.7	58.5	0.1	0.3	(20.6)
		2.8		99,804.7			614.9		6.7		(608.2)
(1)    Contracts with a floor rate of 0.0% provide a payout at maturity if there is cumulative deflation over the life of the contract. Contracts with a floor rate of 0.5% provide a payout at maturity based on an equivalent weighted average strike price of 250.49 if cumulative inflation averages less than 0.5% per year over the life of the contract. At December 31, 2020 the equivalent weighted average strike price for the United States 0.5% CPI-linked derivative contracts was 245.86 (December 31, 2019 - 244.63).
(2)    Excludes European Run-off's contracts with a notional amount of $12,054.3 and a fair value of $0.2 referenced to CPI in the United States, European Union and United Kingdom that were included in assets held for sale on the consolidated balance sheet at December 31, 2019.
(3) Expressed as a percentage of the notional amount.